Organization and Nature of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of Business

NOTE 1 – Organization and Nature of Business

GlyEco, Inc. (the “Company”, “we”, or “our”) is a chemical recycling and distribution company, which specializes in collecting and recycling waste glycol streams into reusable glycol products that are sold to third party customers in the automotive and industrial end-markets in the United States. Our proprietary technology allows us to recycle all five major types of waste glycol into high-quality products usable in any glycol application. We currently operate six processing centers in the United States, with our corporate offices located in Rock Hill, South Carolina. These processing centers are located in (1) Minneapolis, Minnesota, (2) Indianapolis, Indiana, (3) Lakeland, Florida, (4) Rock Hill, South Carolina, (5) Tea, South Dakota, and (6) Landover, Maryland. The Minneapolis, Minnesota, Lakeland, Florida, Rock Hill, South Carolina and Tea, South Dakota facilities have distillation equipment and operations for recycling waste glycol streams as well as blending equipment and operations for mixing glycol and other chemicals to produce finished products for sale to third party customers, while the Indianapolis, Indiana and Landover, Maryland facilities currently only have blending equipment and operations for mixing glycol and other chemicals to produce finished products for sale to third party customers.  We also previously operated a processing center in Elizabeth, New Jersey.

The Company was formed in the State of Nevada on October 21, 2011. We were formed to acquire the assets of companies in the business of recycling and processing waste glycol and to apply our proprietary technology to provide a higher quality of glycol to end-market users throughout North America.

We are currently comprised of the parent corporation GlyEco, Inc., and the acquisition subsidiaries that were formed to acquire the processing centers listed above, including the Elizabeth, New Jersey Processing Center which we no longer operate. These processing centers are held in seven subsidiaries under the names of GlyEco Acquisition Corp. #1 through GlyEco Acquisition Corp. #7.

Going Concern

The condensed consolidated financial statements as of September 30, 2016 and December 31, 2015 and for the three and nine months ended September 30, 2016 and 2015, have been prepared assuming that the Company will continue as a going concern. As of September 30, 2016, the Company has yet to achieve profitable operations and is dependent on its ability to raise capital from stockholders or other sources to sustain operations. These factors raise substantial doubt about the Company’s ability to continue as a going concern. Ultimately, we plan to achieve profitable operations through the implementation of operating efficiencies at our facilities and increased revenue through the offering of additional products and the expansion of our geographic footprint through acquisitions, broader distribution from our current facilities and/or the opening of additional facilities. The condensed consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.

NOTE 1 – Organization and Nature of Business

GlyEco, Inc. (the "Company", "we", or "our") collects and recycles waste glycol streams into reusable glycol products that are sold to third party customers in the automotive and industrial end-markets in the United States. Our proprietary technology allows us to recycle all five major types of waste glycol into high-quality products usable in any glycol application. We currently operate six processing centers in the United States with our corporate offices located in Phoenix, Arizona. These processing centers are located in (1) Minneapolis, Minnesota, (2) Indianapolis, Indiana, (3) Lakeland, Florida, (4) Rock Hill, South Carolina, (5) Tea, South Dakota, and (6) Landover, Maryland.  We also previously operated a processing center in Elizabeth, New Jersey.

The Company was formed in the State of Nevada on October 21, 2011. We were formed to acquire the assets of companies in the business of recycling and processing waste glycol and to apply our proprietary technology to provide a higher quality of glycol to end-market users throughout North America.

We are currently comprised of the parent corporation GlyEco, Inc., and the acquisition subsidiaries that were formed to acquire the seven processing centers listed above. These processing centers are held in seven subsidiaries under the names of GlyEco Acquisition Corp. #1 through GlyEco Acquisition Corp. #7.

Cessation of Operations at New Jersey Processing Center

On December 28, 2015, the Board of Directors of the Company approved the termination of (i) the Premises Lease, dated December 10, 2012, between GlyEco Acquisition Corp. #4 ("GAC #4") and NY Terminals II, LLC ("NY Terminals"), and (ii) the Equipment Lease, dated December 10, 2012, between GAC #4 and Full Circle MFG Group, Inc. ("Full Circle"), by complying with a Notice of Lease Termination and Demand to Vacate and a Notice of Equipment Lease Agreement Default and Demand for Performance delivered by NY Terminals and Full Circle, respectively. Pursuant to the termination of the Premises Lease and Equipment Lease, GAC #4 ceased all operations at its New Jersey processing center immediately.

Pursuant to the Premises Lease, GAC #4 agreed to lease certain real property owned by NY Terminals until December 31, 2017 at a monthly rate of $30,000, while pursuant to the Equipment Lease, GAC #4 agreed to lease Full Circle's equipment until December 31, 2017 for a monthly rate of $32,900. The circumstances surrounding the termination of the Premises Lease and Equipment Lease relate to NY Terminals demand for payment of approximately $2.3 million for GAC #4 to maintain its ability to use the space at the real property owned by NY Terminals. NY Terminals contends that additional rents are due, while GAC #4's position is that the $250,000 payment made to NY Terminals in March 2015 sufficiently covered any rents due for additional space used by GAC #4.

Pursuant to the Premises Lease, upon termination, NY Terminals may declare the term ended, re-enter the premises, and pursue any other remedies that might otherwise be available. Moreover, pursuant to the Equipment Lease, upon termination, Full Circle may declare the term ended, recover possession of the equipment, and pursue any other remedies that might otherwise be available. The estimated range involved in resolving this dispute is from $0 to $2,000,000.

As a result of this termination, the Company has assessed the carrying values of the property, plant and equipment, inventories, and other intangibles associated with the New Jersey Processing Center and has recorded an impairment loss of approximately $8.5 million during the fourth quarter. The Company may incur additional costs in 2016 related to the wind down of the New Jersey operations.

Going Concern

The consolidated financial statements as of and for the year ended December 31, 2015 have been prepared assuming that the Company will continue as a going concern. As of December 31, 2015, the Company has yet to achieve profitable operations and is dependent on its ability to raise capital from stockholders or other sources to sustain operations. Ultimately, we plan to achieve viable profitable operations through the implementation of operating efficiencies at our facilities added since 2013, the roll out of additional products and the expansion of geographic footprint through acquisitions and/or broader distribution from our current facilities. The consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties. These factors raise substantial doubt about the Company's ability to continue as a going concern.

Management's plans to address these matters include raising additional financing through offering our shares of capital stock in private and/or public offerings of our securities and through debt financing if available and needed. The Company plans to become profitable by upgrading the capacity and capabilities at its existing operating facilities, continuing to implement its patent-pending technology in international markets, and acquiring profitable glycol recycling companies, which may desire to take advantage of the Company's public company status and improve their profitability through a combined synergy. The Company intends to expand customer and supplier bases once operational capacity and capabilities have been upgraded.